SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Calculation of basic and diluted net loss per common stock (Details) - USD ($)	1 Months Ended	3 Months Ended					7 Months Ended	9 Months Ended
	Mar. 31, 2021	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Numerator:
Allocation of net loss, as adjusted	$ 0	$ (820,759)	$ (659,459)	$ (527,360)	$ (180)	$ (5,000)	$ (5,180)	$ (2,007,578)	$ (280,701)
Denominator:
Weighted average shares outstanding, non-redeemable common stock, basic									3,981,054
Weighted average shares outstanding, non-redeemable common stock, diluted									3,981,054
Common Stock
Numerator:
Allocation of net loss, as adjusted		$ (820,759)			$ (180)		$ (5,180)	$ (2,007,578)
Common Stock Not Subject to Possible Redemption
Denominator:
Weighted average shares outstanding, non-redeemable common stock, basic		14,932,000			2,500,000		2,500,000	14,932,000
Weighted average shares outstanding, non-redeemable common stock, diluted		14,932,000			2,500,000		2,500,000	14,932,000
Net loss per share, non-redeemable common stock, basic		$ (0.05)			$ 0.00		$ 0.00	$ (0.13)
Net loss per share, non-redeemable common stock, diluted		$ (0.05)			$ 0.00		$ 0.00	$ (0.13)